Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Borrowings
The following table presents long-term borrowings from banks mentioned above as of December 31, 2020 and 2021:

			As of December 31,
	Floating annual rate (%)	Term	2020	2021
			RMB	RMB	US$
Banks	LPR+0.295%	30 to 95 months	102,415,457	145,311,721	22,802,580

Schedule of Contractual Obligations
The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2020 and 2021:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Greater than 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020
Long-term borrowings and interest payables (RMB)	5,064,444	5,064,444	25,082,717	24,094,803	23,070,814	43,102,962	125,480,184

As of December 31, 2021
Long-term borrowings and interest payables (RMB)	7,185,665	35,588,502	34,186,806	32,733,923	31,296,790	29,859,658	170,851,344

Long-term borrowings and interest payables (US$)	1,127,587	5,584,613	5,364,656	5,136,667	4,911,149	4,685,632	26,810,304